Annual Total Returns - Fidelity Freedom Index 2005 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2005 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	4.89%
Annual Return 2017	8.94%
Annual Return 2018	(1.53%)
Annual Return 2019	12.37%
Annual Return 2020	9.19%